Quarterly Holdings Report
for

Fidelity® SAI Japan Stock Index Fund

July 31, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

JSI-QTLY-0921
1.9901437.100

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 8.3%
Diversified Telecommunication Services - 0.9%
Nippon Telegraph & Telephone Corp.	496,200	$12,706,750
Entertainment - 2.3%
Capcom Co. Ltd.	68,000	1,862,632
Koei Tecmo Holdings Co. Ltd.	22,600	1,058,876
Konami Holdings Corp.	36,000	1,993,881
Nexon Co. Ltd.	188,100	3,870,368
Nintendo Co. Ltd.	43,100	22,157,845
Square Enix Holdings Co. Ltd.	33,100	1,710,742
Toho Co. Ltd.	43,300	1,885,047
		34,539,391
Interactive Media & Services - 0.4%
Kakaku.com, Inc.	51,600	1,400,239
Z Holdings Corp.	1,022,800	5,119,301
		6,519,540
Media - 0.5%
CyberAgent, Inc.	156,000	2,807,758
Dentsu Group, Inc.	83,400	2,898,484
Hakuhodo DY Holdings, Inc.	89,700	1,358,930
		7,065,172
Wireless Telecommunication Services - 4.2%
KDDI Corp.	621,700	19,013,825
SoftBank Corp.	1,107,300	14,462,679
SoftBank Group Corp.	483,300	30,392,637
		63,869,141

TOTAL COMMUNICATION SERVICES		124,699,994

CONSUMER DISCRETIONARY - 19.4%
Auto Components - 2.4%
Aisin Seiki Co. Ltd.	56,900	2,289,900
Bridgestone Corp.	220,100	9,696,480
DENSO Corp.	167,000	11,473,095
Koito Manufacturing Co. Ltd.	40,300	2,446,543
Stanley Electric Co. Ltd.	50,300	1,302,605
Sumitomo Electric Industries Ltd.	290,700	4,129,892
Toyota Industries Corp.	56,500	4,707,260
		36,045,775
Automobiles - 7.8%
Honda Motor Co. Ltd.	628,400	20,182,870
Isuzu Motors Ltd.	212,700	2,837,352
Mazda Motor Corp. (a)	219,600	2,166,333
Nissan Motor Co. Ltd. (a)	894,800	5,193,277
Subaru Corp.	237,100	4,658,298
Suzuki Motor Corp.	142,000	5,777,340
Toyota Motor Corp.	817,600	73,400,435
Yamaha Motor Co. Ltd.	108,100	2,706,898
		116,922,803
Hotels, Restaurants & Leisure - 0.8%
McDonald's Holdings Co. (Japan) Ltd.	30,900	1,391,422
Oriental Land Co. Ltd.	77,100	10,506,768
		11,898,190
Household Durables - 4.9%
Casio Computer Co. Ltd.	74,600	1,215,907
Iida Group Holdings Co. Ltd.	57,000	1,366,483
Panasonic Corp.	851,200	10,278,294
Rinnai Corp.	13,900	1,282,239
Sekisui Chemical Co. Ltd.	147,100	2,520,833
Sekisui House Ltd.	237,500	4,703,803
Sharp Corp.	82,200	1,262,548
Sony Group Corp.	486,100	50,781,163
		73,411,270
Internet & Direct Marketing Retail - 0.5%
Mercari, Inc. (a)	39,400	2,054,309
Rakuten Group, Inc.	333,800	3,673,156
ZOZO, Inc.	47,900	1,626,430
		7,353,895
Leisure Products - 1.0%
Bandai Namco Holdings, Inc.	77,000	4,982,221
SHIMANO, Inc.	28,600	7,286,541
Yamaha Corp.	51,700	2,864,905
		15,133,667
Multiline Retail - 0.3%
Pan Pacific International Holdings Ltd.	158,900	3,306,765
Ryohin Keikaku Co. Ltd.	97,600	1,974,153
		5,280,918
Specialty Retail - 1.7%
ABC-MART, Inc.	12,700	696,905
Fast Retailing Co. Ltd.	22,500	15,259,568
Hikari Tsushin, Inc.	8,100	1,397,685
Nitori Holdings Co. Ltd.	30,900	5,873,354
USS Co. Ltd.	84,900	1,468,850
Yamada Holdings Co. Ltd.	259,800	1,221,975
		25,918,337

TOTAL CONSUMER DISCRETIONARY		291,964,855

CONSUMER STAPLES - 7.1%
Beverages - 1.1%
Asahi Group Holdings	175,900	7,914,537
ITO EN Ltd.	20,600	1,211,157
Kirin Holdings Co. Ltd.	317,100	5,800,013
Suntory Beverage & Food Ltd.	53,700	1,877,212
		16,802,919
Food & Staples Retailing - 1.8%
AEON Co. Ltd.	252,100	6,898,677
Cosmos Pharmaceutical Corp.	7,700	1,304,799
Kobe Bussan Co. Ltd.	52,800	1,773,556
Lawson, Inc.	19,300	965,836
Seven & i Holdings Co. Ltd.	290,500	12,962,225
Tsuruha Holdings, Inc.	15,200	1,788,724
Welcia Holdings Co. Ltd.	36,200	1,229,160
		26,922,977
Food Products - 1.3%
Ajinomoto Co., Inc.	179,900	4,583,298
Kikkoman Corp.	56,100	3,435,393
Meiji Holdings Co. Ltd.	47,100	2,915,527
NH Foods Ltd.	31,900	1,286,659
Nisshin Seifun Group, Inc.	76,000	1,225,317
Nissin Food Holdings Co. Ltd.	24,500	1,741,944
Toyo Suisan Kaisha Ltd.	34,100	1,300,839
Yakult Honsha Co. Ltd.	49,500	2,914,817
		19,403,794
Household Products - 0.6%
Lion Corp.	86,800	1,498,557
Pigeon Corp.	44,400	1,274,874
Unicharm Corp.	155,600	6,215,206
		8,988,637
Personal Products - 1.7%
Kao Corp.	185,800	11,187,268
Kobayashi Pharmaceutical Co. Ltd.	20,500	1,629,461
Kose Corp.	12,900	2,028,394
Pola Orbis Holdings, Inc.	35,200	838,729
Shiseido Co. Ltd.	154,200	10,306,068
		25,989,920
Tobacco - 0.6%
Japan Tobacco, Inc.	462,500	9,037,389

TOTAL CONSUMER STAPLES		107,145,636

ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
ENEOS Holdings, Inc.	1,181,800	4,964,264
Idemitsu Kosan Co. Ltd.	80,600	1,897,313
INPEX Corp.	394,700	2,799,435
		9,661,012
FINANCIALS - 8.8%
Banks - 4.5%
Chiba Bank Ltd.	203,600	1,158,215
Concordia Financial Group Ltd.	418,100	1,496,709
Japan Post Bank Co. Ltd.	156,800	1,329,238
Mitsubishi UFJ Financial Group, Inc.	4,712,300	24,893,582
Mizuho Financial Group, Inc.	930,000	13,289,339
Resona Holdings, Inc.	823,500	3,091,980
Shizuoka Bank Ltd.	171,400	1,237,793
Sumitomo Mitsui Financial Group, Inc.	503,200	16,962,411
Sumitomo Mitsui Trust Holdings, Inc.	130,300	4,277,209
		67,736,476
Capital Markets - 1.0%
Daiwa Securities Group, Inc.	556,900	2,928,372
Japan Exchange Group, Inc.	196,400	4,467,123
Nomura Holdings, Inc.	1,184,000	5,928,983
SBI Holdings, Inc. Japan	94,000	2,239,789
		15,564,267
Consumer Finance - 0.0%
ACOM Co. Ltd.	153,200	627,016
Diversified Financial Services - 0.7%
Mitsubishi UFJ Lease & Finance Co. Ltd.	253,500	1,377,203
ORIX Corp.	470,900	8,207,108
Tokyo Century Corp.	14,200	776,628
		10,360,939
Insurance - 2.6%
Dai-ichi Mutual Life Insurance Co.	392,700	7,227,659
Japan Post Holdings Co. Ltd.	606,800	5,150,786
Japan Post Insurance Co. Ltd.	87,000	1,536,904
MS&AD Insurance Group Holdings, Inc.	171,500	5,301,247
Sompo Holdings, Inc.	122,300	5,056,136
T&D Holdings, Inc.	207,500	2,654,912
Tokio Marine Holdings, Inc.	243,500	11,605,469
		38,533,113

TOTAL FINANCIALS		132,821,811

HEALTH CARE - 9.9%
Biotechnology - 0.1%
PeptiDream, Inc. (a)	36,800	1,511,180
Health Care Equipment & Supplies - 3.3%
ASAHI INTECC Co. Ltd.	80,500	2,170,539
Hoya Corp.	143,700	20,178,647
Olympus Corp.	449,200	9,244,244
Sysmex Corp.	64,600	7,649,186
Terumo Corp.	248,900	9,659,996
		48,902,612
Health Care Providers & Services - 0.1%
Medipal Holdings Corp.	70,400	1,320,020
Health Care Technology - 0.7%
M3, Inc.	170,100	11,125,678
Pharmaceuticals - 5.7%
Astellas Pharma, Inc.	717,800	11,432,675
Chugai Pharmaceutical Co. Ltd.	258,900	9,540,604
Daiichi Sankyo Kabushiki Kaisha	656,000	12,991,627
Eisai Co. Ltd.	91,500	7,526,135
Hisamitsu Pharmaceutical Co., Inc.	19,600	853,106
Kyowa Hakko Kirin Co., Ltd.	104,100	3,388,576
Nippon Shinyaku Co. Ltd.	18,900	1,416,143
Ono Pharmaceutical Co. Ltd.	142,700	3,233,042
Otsuka Holdings Co. Ltd.	150,600	5,986,210
Santen Pharmaceutical Co. Ltd.	139,100	1,877,828
Shionogi & Co. Ltd.	102,100	5,377,065
Sumitomo Dainippon Pharma Co., Ltd.	68,800	1,191,291
Taisho Pharmaceutical Holdings Co. Ltd.	14,700	820,054
Takeda Pharmaceutical Co. Ltd.	607,700	20,228,223
		85,862,579

TOTAL HEALTH CARE		148,722,069

INDUSTRIALS - 22.0%
Air Freight & Logistics - 0.4%
SG Holdings Co. Ltd.	123,500	3,307,443
Yamato Holdings Co. Ltd.	112,400	3,239,384
		6,546,827
Airlines - 0.2%
Ana Holdings, Inc. (a)	61,400	1,438,798
Japan Airlines Co. Ltd. (a)	55,400	1,152,894
		2,591,692
Building Products - 1.9%
AGC, Inc.	74,500	3,185,854
Daikin Industries Ltd.	96,000	20,047,942
LIXIL Group Corp.	102,700	2,784,101
Toto Ltd.	54,600	2,831,021
		28,848,918
Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co. Ltd.	87,700	2,066,680
Secom Co. Ltd.	80,900	6,123,370
Sohgo Security Services Co., Ltd.	27,600	1,285,593
Toppan, Inc.	101,400	1,720,056
		11,195,699
Construction & Engineering - 0.5%
Kajima Corp.	173,500	2,233,430
Obayashi Corp.	250,800	2,050,855
SHIMIZU Corp.	212,000	1,561,284
Taisei Corp.	73,600	2,480,422
		8,325,991
Electrical Equipment - 2.1%
Fuji Electric Co. Ltd.	48,900	2,140,030
Mitsubishi Electric Corp.	703,500	9,544,561
Nidec Corp.	172,400	19,350,782
		31,035,373
Industrial Conglomerates - 1.9%
Hitachi Ltd.	373,100	21,460,421
Toshiba Corp.	157,900	6,764,778
		28,225,199
Machinery - 5.6%
Daifuku Co. Ltd.	39,000	3,473,224
FANUC Corp.	73,900	16,551,216
Harmonic Drive Systems, Inc.	16,800	924,953
Hino Motors Ltd.	110,300	966,966
Hitachi Construction Machinery Co. Ltd.	41,300	1,166,952
Hoshizaki Corp.	20,900	1,746,985
Komatsu Ltd.	337,500	8,457,428
Kubota Corp.	396,000	8,280,943
Kurita Water Industries Ltd.	38,100	1,840,664
Makita Corp.	86,400	4,457,627
Minebea Mitsumi, Inc.	140,000	3,780,127
Misumi Group, Inc.	109,500	3,792,899
Mitsubishi Heavy Industries Ltd.	123,500	3,568,313
Miura Co. Ltd.	33,700	1,479,108
Nabtesco Corp.	43,500	1,633,654
NGK Insulators Ltd.	99,000	1,585,471
NSK Ltd.	148,200	1,223,074
SMC Corp.	22,100	13,053,917
THK Co. Ltd.	46,300	1,312,547
Yaskawa Electric Corp.	92,500	4,580,297
		83,876,365
Marine - 0.2%
Nippon Yusen KK	62,300	3,366,197
Professional Services - 2.1%
Nihon M&A Center, Inc.	116,800	3,236,607
Persol Holdings Co. Ltd.	68,200	1,364,560
Recruit Holdings Co. Ltd.	523,000	27,107,430
		31,708,597
Road & Rail - 2.5%
Central Japan Railway Co.	55,600	8,087,841
East Japan Railway Co.	116,500	7,761,506
Hankyu Hanshin Holdings, Inc.	88,300	2,595,757
Keio Corp.	39,700	2,223,763
Keisei Electric Railway Co.	49,700	1,480,195
Kintetsu Group Holdings Co. Ltd. (a)	66,200	2,223,663
Nippon Express Co. Ltd.	29,700	2,169,578
Odakyu Electric Railway Co. Ltd.	113,700	2,713,580
Tobu Railway Co. Ltd.	72,900	1,895,691
Tokyu Corp.	192,800	2,584,042
West Japan Railway Co.	62,700	3,406,645
		37,142,261
Trading Companies & Distributors - 3.9%
Itochu Corp.	458,200	13,562,372
Marubeni Corp.	602,900	5,131,531
Mitsubishi Corp.	486,800	13,654,147
Mitsui & Co. Ltd.	595,700	13,672,749
MonotaRO Co. Ltd.	96,700	2,217,740
Sumitomo Corp.	434,100	5,899,384
Toyota Tsusho Corp.	81,900	3,866,897
		58,004,820

TOTAL INDUSTRIALS		330,867,939

INFORMATION TECHNOLOGY - 14.1%
Electronic Equipment & Components - 6.2%
Azbil Corp.	47,700	1,850,084
Hamamatsu Photonics K.K.	54,100	2,993,364
Hirose Electric Co. Ltd.	12,500	1,862,951
Ibiden Co. Ltd.	40,800	2,145,900
Keyence Corp.	75,000	41,524,999
Kyocera Corp.	123,700	7,643,654
Murata Manufacturing Co. Ltd.	221,400	18,373,040
OMRON Corp.	71,600	6,127,175
Shimadzu Corp.	91,300	3,661,820
TDK Corp.	50,000	5,705,003
Yokogawa Electric Corp.	87,700	1,349,194
		93,237,184
IT Services - 2.6%
Fujitsu Ltd.	75,800	12,895,884
GMO Payment Gateway, Inc.	15,900	2,037,774
ITOCHU Techno-Solutions Corp.	36,900	1,128,476
NEC Corp.	94,700	4,802,906
Nomura Research Institute Ltd.	135,900	4,360,494
NTT Data Corp.	243,300	3,768,604
OBIC Co. Ltd.	26,900	4,712,803
Otsuka Corp.	44,000	2,282,120
SCSK Corp.	20,000	1,199,581
TIS, Inc.	86,400	2,232,751
		39,421,393
Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp.	76,900	6,788,809
Disco Corp.	11,100	3,151,771
Lasertec Corp.	29,100	5,462,994
Renesas Electronics Corp. (a)	483,300	5,202,838
ROHM Co. Ltd.	33,800	3,272,011
Sumco Corp.	106,700	2,467,793
Tokyo Electron Ltd.	57,600	23,755,707
		50,101,923
Software - 0.3%
Oracle Corp. Japan	14,800	1,102,192
Trend Micro, Inc.	51,500	2,681,250
		3,783,442
Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	91,100	1,839,356
Canon, Inc.	385,600	8,879,624
FUJIFILM Holdings Corp.	138,900	9,967,855
Ricoh Co. Ltd.	258,500	2,824,591
Seiko Epson Corp.	108,100	1,859,960
		25,371,386

TOTAL INFORMATION TECHNOLOGY		211,915,328

MATERIALS - 5.0%
Chemicals - 4.0%
Asahi Kasei Corp.	483,600	5,273,618
JSR Corp.	78,500	2,615,355
Kansai Paint Co. Ltd.	68,500	1,674,021
Mitsubishi Chemical Holdings Corp.	493,500	4,140,911
Mitsubishi Gas Chemical Co., Inc.	60,700	1,255,442
Mitsui Chemicals, Inc.	71,100	2,267,302
Nippon Paint Holdings Co. Ltd.	274,100	3,477,938
Nippon Sanso Holdings Corp.	58,200	1,281,190
Nissan Chemical Corp.	47,500	2,328,150
Nitto Denko Corp.	58,100	4,316,738
Shin-Etsu Chemical Co. Ltd.	136,500	22,267,146
Sumitomo Chemical Co. Ltd.	574,400	2,990,050
Toray Industries, Inc.	534,500	3,519,247
Tosoh Corp.	100,600	1,765,436
		59,172,544
Metals & Mining - 0.9%
Hitachi Metals Ltd.	82,400	1,606,614
JFE Holdings, Inc.	189,800	2,307,921
Nippon Steel & Sumitomo Metal Corp.	329,700	5,719,409
Sumitomo Metal Mining Co. Ltd.	95,300	3,862,259
		13,496,203
Paper & Forest Products - 0.1%
Oji Holdings Corp.	313,600	1,808,057

TOTAL MATERIALS		74,476,804

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Daiwa House REIT Investment Corp.	763	2,267,335
GLP J-REIT	1,591	2,849,747
Japan Real Estate Investment Corp.	481	3,012,142
Japan Retail Fund Investment Corp.	2,695	2,812,793
Nippon Building Fund, Inc.	573	3,697,954
Nippon Prologis REIT, Inc.	797	2,658,967
Nomura Real Estate Master Fund, Inc.	1,637	2,597,892
ORIX JREIT, Inc.	1,007	1,918,445
United Urban Investment Corp.	1,138	1,671,134
		23,486,409
Real Estate Management & Development - 2.1%
Daito Trust Construction Co. Ltd.	25,200	2,949,437
Daiwa House Industry Co. Ltd.	218,300	6,693,129
Hulic Co. Ltd.	103,500	1,172,695
Mitsubishi Estate Co. Ltd.	456,000	7,153,238
Mitsui Fudosan Co. Ltd.	353,600	8,269,739
Nomura Real Estate Holdings, Inc.	44,500	1,098,049
Sumitomo Realty & Development Co. Ltd.	119,300	3,888,374
		31,224,661

TOTAL REAL ESTATE		54,711,070

UTILITIES - 1.0%
Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	248,400	2,980,943
Kansai Electric Power Co., Inc.	271,600	2,561,969
Tohoku Electric Power Co., Inc.	164,100	1,243,035
Tokyo Electric Power Co., Inc. (a)	590,300	1,573,266
		8,359,213
Gas Utilities - 0.4%
Osaka Gas Co. Ltd.	144,600	2,701,520
Toho Gas Co. Ltd.	28,400	1,379,809
Tokyo Gas Co. Ltd.	145,000	2,744,666
		6,825,995

TOTAL UTILITIES		15,185,208

TOTAL COMMON STOCKS
(Cost $1,540,514,009)		1,502,171,726

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.06% (b)
(Cost $24,723,789)	24,718,845	24,723,789
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,565,237,798)		1,526,895,515
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(21,781,151)
NET ASSETS - 100%		$1,505,114,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Yen Denominated Nikkei 225 Contracts (United States)	24	Sept. 2021	$3,002,598	$(32,881)	$(32,881)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,492
Total	$2,492

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$1,033,162,014	$1,008,438,225	$--	$--	$24,723,789	0.0%
Total	$--	$1,033,162,014	$1,008,438,225	$--	$--	$24,723,789

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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